Long-Term Debt - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 8,750,000		$ 6,500,000	$ 4,100,000
Total Long-Term Debt, Net		8,765,660		6,517,266	4,111,562
Interest Costs Incurred		388,000	$ 288,300	397,900	241,300	$ 35,300
Interest Costs Capitalized		356,700	$ 271,500	374,000	227,900	$ 35,100
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		2,000,000		2,000,000	2,000,000
Debt Instrument, Unamortized Premium		$ 9,090		$ 10,177	$ 11,562
Debt Instrument, Interest Rate, Stated Percentage		5.625%		5.625%	5.625%
2022 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 1,000,000		$ 1,000,000	$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage		6.25%		6.25%	6.25%
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 1,500,000		$ 1,500,000	$ 1,000,000
Debt Instrument, Unamortized Premium		$ 6,570		$ 7,089	$ 0
Debt Instrument, Interest Rate, Stated Percentage		5.625%		5.625%	5.625%
2024 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 2,000,000		$ 2,000,000	$ 0
Debt Instrument, Interest Rate, Stated Percentage		5.75%		5.75%
2025 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 2,000,000		$ 0
Debt Instrument, Interest Rate, Stated Percentage		5.625%					5.625%
2013 Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 0	$ 100,000
Debt Instrument, Description of Variable Rate Basis				LIBOR
2015 Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[1],[2]	$ 250,000		$ 0
Debt Instrument, Description of Variable Rate Basis		LIBOR
2015 Credit Facilities [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.30%
2015 Credit Facilities [Member] | LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
2015 Credit Facilities [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
Working Capital Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[3],[4]	$ 0		$ 0

[1]	Matures on the earlier of December 31, 2020 or the second anniversary of the completion date of Trains 1 through 5 of the Liquefaction Project.
[2]	Variable interest rate, at our election, is LIBOR or the base rate plus the applicable margin. The applicable margins for LIBOR loans range from 1.30% to 1.75%, depending on the applicable 2015 Credit Facility, and the applicable margin for base rate loans is 1.75%. Interest on LIBOR loans is due and payable at the end of each LIBOR period, and interest on base rate loans is due and payable at the end of each quarter.
[3]	Matures on December 31, 2020, with various terms for underlying loans as further described below under Working Capital Facility. As of September 30, 2015 and December 31, 2014, no loans were outstanding under the Working Capital Facility or the LC Agreement it replaced.
[4]	Variable interest rates, based on LIBOR or the base rate, as further described below under Working Capital Facility.